Employee benefit expenses	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefit expenses [Abstract]
Employee benefit expenses

Note 8 – Employee benefit expenses

Employee benefit expenses (not including directors remuneration) comprise:

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	US Dollars
Salary	33,263	31,865	28,585	10,695
Bonus	5,326	5,834	3,770	1,713
	38,589	37,699	32,355	12,408

Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including the directors of the company, Chief executive officer, Chief finance officer, Chief operation officer and Chief sales officer.

F - 19

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 8 – Employee benefit expenses (continued)

Key management personnel expenses comprise:

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	US Dollars
Salary and management fees	5,039	5,013	6,158	1,620
Bonus	4,840	5,434	3,520	1,556
Directors remuneration	345	403	550	111
	10,224	10,850	10,228	3,287